FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

June 10, 2011

Filed Via EDGAR (CIK #0000916488)

Kieran Brown, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Subject:     Templeton Global Investment Trust, File Nos. 033-73244 and 811-08226 – Post Effective Amendment No. 34 to Registration Statement on Form N-1A (the “Post-Effective Amendment”) to delay the effective date of the Templeton Global Balanced Fund (f/k/a Templeton Income Fund)

Ladies/Gentlemen:

On behalf of Templeton Global Investment Trust (the “Registrant” or the “Trust”), submitted herewith under the EDGAR system, is the Post-Effective Amendment, which is being filed under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).  The Post-Effective Amendment is being filed pursuant to Rule 485(b) under the 1933 Act in order to delay the effective date of Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (“PEA #33”), which was filed to describe a new investment goal, a name change for the Fund, a new Class C shares and to change Class A shares pricing structure for the Templeton Income Fund.  The Post-Effective Amendment relates only to Templeton Global Balanced Fund and does not otherwise delete, amend or supersede any information relating to any of the prospectuses or statements of additional information of the Registrant’s other series of shares.

Additionally, described below are the Registrant’s responses to the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”), that you provided during your telephone conversation with Mr. Bruce Bohan on June 1, 2011, with respect to PEA #33, which was filed on April 12, 2011 under the 1933 Act and the 1940 Act.  Each comment from the Staff is summarized below, followed by the Registrant’s response to the comment.  Terms not defined herein shall have the meaning set forth for that term in PEA #33.

PROSPECTUS COMMENTS:

1.       Comment:   In the footnote to the fee table, indicate that investment manager has agreed to waive or limit its fees so that common expenses do not exceed 0.95%.

      Response:   The footnote to the fee table will be amended to include the common expense cap.  This change will be reflected in the Trust’s next Rule 485(b) filing.

2.   Comment:   Because “global” is in the Fund’s new name, please confirm that the Fund will invest in at least three different countries and invest at least 40% of its net assets in securities of issuers located outside of the United States.

      Response:   The Trust hereby confirms that the Fund will invest in at least three different countries and invest at least 40% of its net assets in securities of issuers located outside of the United States.

3.   Comment:   The “Principal Investment Strategies” section states that the Fund may invest in bank loans, corporate loans and loan participations.  Please include a risk discussion of these instruments in the “Principal Risks” section.

      Response:   The “Principal Risks” section contains disclosure of various risk factors that relate to debt obligations, including bank loans, corporate loans and loan participations, such as credit and high-yield debt securities.

4.   Comment:   The “Principal Investment Strategies” section states that the Fund may invest in various derivative instruments.  Please confirm that the intended uses are appropriately disclosed.

      Response:   The Trust hereby confirms that the intended uses of the various derivative instruments are appropriately disclosed.

5.   Comment:   Please revise the “Average Annual Total Return” table to make clear that the before and after tax figures are for Class A only.

      Response:   The table will be revised to make clearer the before and after tax figures are for Class A only.

6.   Comment:   The seventh paragraph of the “Principal Investment Policies and Practices” section has a discussion of when the Fund will realize a gain on forward contracts.  Please add a sentence to describe when the Fund may realize a loss on such transactions.

      Response:   Such disclosure will be added.

7.   Comment:   Under the discussion of management in the Prospectus, disclose how long Templeton Global Advisors Limited and Franklin Advisers, Inc. have been in business.

      Response:   Such disclosure will be added.

8.   Comment:   In the third paragraph under the “Your Accounts – “Reinstatement Privilege” section there is an example which sets forth that if an investor was subject to $100 CDSC when redeeming shares, the $100 will be included as part of the shareholders purchase if reinvested within 90 days.  Please state whether the Fund or a service provider is responsible for such a $100 reinvestment.

      Response:   The Fund’s underwriter, Franklin Templeton Distributors, Inc., is responsible for this expense and the disclosure will be clarified accordingly.

SAI COMMENTS:

9. Comment:     With respect to the Fund’s fundamental investment restrictions regarding borrowing, lending and issuing senior securities, where the Fund is allowed to engage in such activities to the extent permitted by the 1940 Act, confirm that the risks of such activities have been disclosed and the limits and requirements under the 1940 Act are properly described.

      Response:   The Trust hereby confirms that to the extent the proposed investment strategies of the Fund involve borrowing, lending and/or issuing senior securities, the risks of such strategies have been disclosed and the appropriate 1940 limits and requirements will be properly described.

10.  Comment:   With respect to the Trust’s officers and trustees, please disclose other directorships during the past five years.

      Response:   Such disclosure is included in the tables in the section entitled “Officers and Trustees” under the heading “Other Directorships Held.”

11.  Comment:   With respect to the trustee qualifications disclosure, please indicate how the cited backgrounds of the current trustees relate to the factors that the Trust uses to evaluate potential trustees.

Response:   This is standard disclosure in filings for funds within the Franklin Templeton complex. The cited background of each Trustee shows a level of accomplishment indicative of the ability to comprehend, discuss, and critically analyze material and issues in exercising judgments and reaching informed conclusions.  This specifically relates back to the statement that the role of an effective fund trustee inherently requires such ability as set forth in the preceding second sentence under “Trustee qualifications.”

The Registrant acknowledges that:  (i) it is responsible for the adequacy of the disclosure in its filings; (ii) the Commission is not foreclosed from taking any action with respect to the filing; (iii) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Pursuant to Rule 485(b) under the 1933 Act, the Post-Effective Amendment will become effective on July 1, 2011. Please do not hesitate to contact Bruce Bohan at (650) 312-3504 if you have any questions or wish to discuss any of the responses presented above.

Sincerely yours,

TEMPLETON GLOBAL INVESTMENT TRUST

/s/DAVID P. GOSS

David P. Goss

Senior Associate General Counsel

DPG/dac

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